BALANCE SHEET - D Boral A R C Merger Corporation [Member]	Dec. 31, 2025 USD ($)
Current liabilities
Accrued expenses	$ 590
Total current liabilities	590
Total liabilities	590
Stockholders’ Deficit
Common stock, $0.0001 par value; 100 shares authorized; 100 shares issued and outstanding
Additional paid-in capital	100
Accumulated deficit	(590)
Subscription fee receivable	(100)
Total Stockholders’ Deficit	(590)
Total Liabilities and Stockholders’ Deficit